INCOME TAXES - Maturities of the tax loss carryforwards (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets	€ 239,160	€ 131,586	€ 162,177
Up to 5 years
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets	3,646	2,685	5,107
Up to 10 years
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets	4,688	1,772	1,064
Up to 15 years
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets	€ 2,348	€ 4,508	€ 5,187